August 16, 2019

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Trustees’ Equity Fund
File No. 2-65955-99

Commissioners:
Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 1, 2019, filed pursuant to Rule 497(e), for the Vanguard
Alternative Strategies Fund, series of the above mentioned Trust.
Please contact me at (610) 669-7310 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Alexander F. Smith
Associate Counsel
The Vanguard Group, Inc

Enclosures

cc:	Lisa N. Larkin
U.S. Securities and Exchange Commission